                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment [X]; Amendment Number: __1____
 This Amendment (Check only one.):    [X] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Traxis Partners, LLC
Address:  600 Fifth Avenue
          New York, NY 10020


Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cyril Moulle-Berteaux
Title:    Managing Partner
Phone:    212-332-5184

Signature, Place, and Date of Signing:

   _____Cyril Moulle-Berteaux______   ______New York, NY______   ____5/3/2004___
              [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     28-_________________          _____________________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total: __7,513,722 ___________

Form 13F Information Table Value Total: __402,632 _____________
                                             (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-________________________   ___________________________________

     [Repeat as necessary.]

                                   Title of                                 SH/  PUT/  Investment    Other   Voting  Voting  Voting
             SECURITY              Class        CUSIP     Value    Shares   PRN  CALL  Discretion  Managers   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                         Common     88579Y101     7653     90000  SH         Sole                   34700           55300
ABBOTT LABS                        Common     002824100     6617    142000  SH         Sole                                  142000
ALCAN INC (EUR)                    Common     013716105      299      8034  SH         Sole                    8034
ALCOA INC                          Common     013817101    13064    343800  SH         Sole                  343800
ALSTOM                             Common     5474978         20     15963  SH         Sole                   15963
ALTRIA GROUP INC                   Common     02209S103    17120    314600  SH         Sole                  293000           21600
AMEC                               Common     0028262         44     16944  SH         Sole                   16944
AMERICAN INTL GROUP INC            Common     026874107     4613     69600  SH         Sole                                   69600
AMGEN INC.                         Common     031162100     7317    118400  SH         Sole                  118400
ANADARKO PETROLEUM CORP            Common     032511107      388      7600  SH         Sole                                    7600
ANHEUSER BUSCH COS INC             Common     035229103     6358    120700  SH         Sole                  120700
APACHE CORP                        Common     037411105     2777     34240  SH         Sole                                   34240
ARCHER DANIELS - ADM               Common     039483102     1207     79300  SH         Sole                   79300
BAE SYSTEMS PLC                    Common     0263494        292    173432  SH         Sole                  173432
BAKER HUGHES INC                   Common     057224107     3110     96700  SH         Sole                                   96700
BIOGEN IDEC INC                    Common     09062X103     1083     29433  SH         Sole                   29433
BP PLC SPONS ADR REPR 6 ORDS                  055622104     5101    103366  SH         Sole                                  103366
BRISTOL MYERS SQUIBB               Common     110122108      686     24000  SH         Sole                                   24000
BURLINGTON RESOURCES INC           Common     122014103     8822    159300  SH         Sole                                  159300
CATERPILLAR INC                    Common     149123101     6999     84300  SH         Sole                                   84300
CHEVRONTEXACO CORP                 Common     166764100     6540     75700  SH         Sole                   74500            1200
CHIRON CORP                        Common     170040109      587     10300  SH         Sole                   10300
CHUBB CORP                         Common     171232101     3235     47500  SH         Sole                                   47500
CITIGROUP INC                      Common     172967101     2003     41266  SH         Sole                                   41266
COCA-COLA CO                       Common     191216100     2791     55000  SH         Sole                                   55000
CONAGRA INC                        Common     205887102     2051     77700  SH         Sole                   77700
COOPER INDUSTRIES LTD-CL A         Common     G24182100      313      5411  SH         Sole                    5411
DEAN FOODS CO                      Common     242370104      641     19500  SH         Sole                   19500
DEERE  &  CO                       Common     244199105     3942     60600  SH         Sole                   14000           46600
DELL INC                           Common     24702R101      679     20000  SH         Sole                                   20000
DEVON ENERGY CORP                  Common     25179M103     1895     33100  SH         Sole                                   33100
DOW CHEMICAL CO                    Common     260543103     3275     78800  SH         Sole                   77900             900
DU PONT DE NEMOURS  &  CO          Common     263534109     3939     85851  SH         Sole                   84800            1051
ELI LILLY  &  CO                   Common     532457108      141      2000  SH         Sole                                    2000
EMERSON ELECTRIC CO                Common     291011104     2026     31300  SH         Sole                   24700            6600
EXXON MOBIL CORP                   Common     30231G102    20676    504272  SH         Sole                  465600           38672
FLUOR CORP (NEW)                   Common     343412102      190      4800  SH         Sole                    4800
GENENTECH INC                      Common     368710406     4407     47100  SH         Sole                   21100           26000
GENERAL ELECTRIC CO                Common     369604103    17811    574935  SH         Sole                  428000          146935
GENERAL MILLS INC (2)              Common     370334104     1934     42700  SH         Sole                   42700
GENZYME CORP                       Common     372917104      957     19400  SH         Sole                   19400
GEORGIA PACIFIC                    Common     373298108     2831     92300  SH         Sole                   92300
GILEAD SCIENCES INC                Common     375558103     1076     18500  SH         Sole                   18500
HALLIBURTON CO                     Common     406216101     1664     64000  SH         Sole                                   64000
HERSHEY FOODS STK                  Common     427866108     1009     13100  SH         Sole                   13100
HONEYWELL INTERNATIONAL INC        Common     438516106     1588     47500  SH         Sole                   47500
ILLINOIS TOOL WORKS                Common     452308109     1368     16300  SH         Sole                   16300
INGERSOLL-RAND CO-A                Common     G4776G101      671      9882  SH         Sole                    9882
INTEL CORP                         Common     458140100     2351     73000  SH         Sole                                   73000
INTERNATIONAL PAPER                Common     460146103     8036    186400  SH         Sole                  186400
INTL FLAV & FRAG STK               Common     459506101      244      7000  SH         Sole                    7000
ITT CORP                           Common     450911102      364      4900  SH         Sole                    4900
JOHNSON  &  JOHNSON                Common     478160104     3524     68220  SH         Sole                                   68220
JP MORGAN CHASE  &  CO             Common     46625H100      156      4255  SH         Sole                                    4255
KELLOGG - K                        Common     487836108     1344     35300  SH         Sole                   35300
KRAFT FOODS INC                    Common     50075N104     3905    121200  SH         Sole                   43900           77300
LOCKHEED MARTIN - LMT              Common     539830109     1167     22700  SH         Sole                   22700
LOWE'S COMPANIES INC               Common     548661107      399      7200  SH         Sole                                    7200
MARATHON OIL CORP.                 Common     565849106      715     21600  SH         Sole                   21600
MEADWESTVACO CORP                  Common     583334107     2428     81600  SH         Sole                   81600
MEDCO HEALTH SOLUTIONS INC.        Common     58405U102      788     23208  SH         Sole                   19666            3542
MERCK  &  CO INC                   Common     589331107     1649     35700  SH         Sole                                   35700
MICROSOFT CORP                     Common     594918104     2726     99000  SH         Sole                                   99000
MITSUI TRUST HOLDINGS INC          Common     6431897     122196    204000  SH         Sole                  204000
MOLEX INC                          Common     608554101      250      7167  SH         Sole                    7167
MONSANTO CO/ NEW                   Common     61166W101      639     22200  SH         Sole                   22200
OCCIDENTAL PETROLEUM CORP          Common     674599105     1115     26400  SH         Sole                   26400
PACCAR INC                         Common     693718108      545      6400  SH         Sole                    6400
PACTIV CORPORATION                 Common     695257105     1527     63900  SH         Sole                   63900
PALL CORP                          Common     696429307      491     18300  SH         Sole                                   18300
PARKER-HANNIFIN CORP               Common     701094104     2487     41800  SH         Sole                                   41800
PEPSICO INC                        Common     713448108    14905    319700  SH         Sole                  248600           71100
PFIZER INC                         Common     717081103     5024    142200  SH         Sole                                  142200
PROCTER  &  GAMBLE CO              Common     742718109      240      2400  SH         Sole                                    2400
ROCKWELL COLLINS                   Common     774341101      318     10600  SH         Sole                   10600
ROCKWELL INTL PR                   Common     773903109      352      9900  SH         Sole                    9900
ROWAN COMPANIES INC                Common     779382100     1117     48200  SH         Sole                                   48200
SAFEWAY ORD                        Common     0049241       1767    622341  SH         Sole                  622341
SARA LEE CORP                      Common     803111103     2319    106800  SH         Sole                  106800
SCHERING-PLOUGH CORP               Common     806605101      351     20200  SH         Sole                                   20200
SCHLUMBERGER LTD CURACAO           Common     806857108     3021     55200  SH         Sole                                   55200
SEALED AIR CORP                    Common     81211K100     1743     32200  SH         Sole                   32200
SIGMA-ALDRICH CORP                 Common     826552101      988     17288  SH         Sole                    5900           11388
SMURFIT-STONE CONTAINER CORP.      Common     832727101     1751     94300  SH         Sole                   94300
SPX CORP                           Common     784635104      282      4800  SH         Sole                    4800
TEMPLE-INLAND INC                  Common     879868107      492      7843  SH         Sole                                    7843
TEXTRON TXT                        Common     883203101      405      7100  SH         Sole                    7100
TIME WARNER INC                    Common     887317105     3307    183847  SH         Sole                                  183847
TRANSOCEAN INC                     Common     G90078109      463     19272  SH         Sole                                   19272
TRAVELERS PROPERTY CASUALTY CL B   Common     89420G406      758     44638  SH         Sole                                   44638
TYCO INTERNATIONAL LTD             Common     902124106     3890    146794  SH         Sole                  116794           30000
UNITED TECHNOLOGIES CORP           Common     913017109     6274     66200  SH         Sole                   27600           38600
UNOCAL CORP                        Common     915289102     1400     38000  SH         Sole                                   38000
VERIZON COMMUNICATIONS INC         Common     92343V104      381     10870  SH         Sole                                   10870
WYETH INC                          Common     983024100     7929    186800  SH         Sole                  121400           65400
ZIMMER HOLDINGS                    Common     98956P102      299      4250  SH         Sole                                    4250
                                                          402632   7513722

                                                                          Page 1